Reversal of (provision for) impairment losses due to credit loss - Reversal of (provision for) Impairment Losses due to credit loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment losses due to credit loss [Abstract]
Provision due to credit loss on financial assets measured at FVTOCI	₩ (10,190)	₩ (8,868)	₩ (16,542)
Reversal (provision) for impairment loss due to credit loss on securities at amortized cost	(330)	3,287	(5,549)
Provision for impairment loss due to credit loss on loan and other financial assets at amortized cost	(2,087,386)	(1,715,074)	(1,839,987)
Reversal for guarantees	(8,364)	5,250	(3,555)
Reversal(provision) for unused loan commitment	3,456	(890)	(29,283)
Total	₩ (2,102,814)	₩ (1,716,295)	₩ (1,894,916)